Average Annual Total Returns	0 Months Ended
	Dec. 01, 2012
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Capital Growth Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.64%
5 Years	2.50%
10 Years	2.60%
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Capital Growth Fund) | Administrator Class
Average Annual Return:
1 Year	(5.46%)
5 Years	(0.64%)
10 Years	3.12%
Inception Date of Share Class	Jun. 30, 2003
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Capital Growth Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(5.46%)
5 Years	(1.04%)
10 Years	2.73%
Inception Date of Share Class	Jun. 30, 2003
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Capital Growth Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(3.55%)
5 Years	(0.66%)
10 Years	2.54%
Inception Date of Share Class	Jun. 30, 2003
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | Administrator Class
Average Annual Return:
1 Year	3.79%
5 Years	(0.20%)
10 Years	3.58%
Inception Date of Share Class	Feb. 21, 1995
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	2.96%
5 Years	(0.97%)
10 Years	3.03%
Inception Date of Share Class	Feb. 21, 1995
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	3.54%
5 Years	(0.21%)
10 Years	3.05%
Inception Date of Share Class	Feb. 21, 1995
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Endeavor Select Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.64%
5 Years	2.50%
10 Years	2.60%
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Endeavor Select Fund) | Administrator Class
Average Annual Return:
1 Year	(4.86%)
5 Years	(0.57%)
10 Years	3.18%
Inception Date of Share Class	Apr. 08, 2005
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Endeavor Select Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(4.86%)
5 Years	(0.72%)
10 Years	2.95%
Inception Date of Share Class	Apr. 08, 2005
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Endeavor Select Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(3.16%)
5 Years	(0.52%)
10 Years	2.72%
Inception Date of Share Class	Apr. 08, 2005
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Growth Fund) | Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.18%
5 Years	2.46%
10 Years	2.74%
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Growth Fund) | Administrator Class
Average Annual Return:
1 Year	8.26%
5 Years	9.21%
10 Years	7.45%
Inception Date of Share Class	Aug. 30, 2002
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Growth Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	8.05%
5 Years	9.17%
10 Years	7.43%
Inception Date of Share Class	Aug. 30, 2002
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Growth Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	5.65%
5 Years	8.02%
10 Years	6.59%
Inception Date of Share Class	Aug. 30, 2002
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Intrinsic Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.39%
5 Years	(2.64%)
Since Inception	(0.33%)	[1]
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Intrinsic Value Fund) | Administrator Class
Average Annual Return:
1 Year	(1.64%)
5 Years	1.17%
Since Inception	2.97%	[1]
Inception Date of Share Class	Jul. 30, 2010
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Intrinsic Value Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(3.24%)
5 Years	0.52%
Since Inception	2.35%	[1]
Inception Date of Share Class	Jul. 30, 2010
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Intrinsic Value Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.06%
5 Years	0.89%
Since Inception	2.45%	[1]
Inception Date of Share Class	Jul. 30, 2010
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Large Cap Core Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.11%
5 Years
Since Inception	(1.23%)	[2]
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Large Cap Core Fund) | Administrator Class
Average Annual Return:
1 Year	0.14%
5 Years
Since Inception	(3.27%)	[2]
Inception Date of Share Class	Jul. 16, 2010
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Large Cap Core Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	none
5 Years
Since Inception	(3.43%)	[2]
Inception Date of Share Class	Jul. 16, 2010
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Large Cap Core Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	0.28%
5 Years
Since Inception	(2.77%)	[2]
Inception Date of Share Class	Jul. 16, 2010
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Large Cap Growth Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.64%
5 Years	2.50%
10 Years	2.60%
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Large Cap Growth Fund) | Administrator Class
Average Annual Return:
1 Year	3.13%
5 Years	3.52%
10 Years	2.55%
Inception Date of Share Class	Jul. 30, 2010
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Large Cap Growth Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	3.13%
5 Years	3.52%
10 Years	2.55%
Inception Date of Share Class	Jul. 30, 2010
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Large Cap Growth Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.04%
5 Years	3.02%
10 Years	2.20%
Inception Date of Share Class	Jul. 30, 2010
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Large Company Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.39%
5 Years	(2.64%)
10 Years	3.89%
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Large Company Value Fund) | Administrator Class
Average Annual Return:
1 Year	(1.75%)
5 Years	(1.74%)
10 Years	3.16%
Inception Date of Share Class	Dec. 31, 2001
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Large Company Value Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(1.89%)
5 Years	(2.51%)
10 Years	2.26%
Inception Date of Share Class	Dec. 31, 2001
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Large Company Value Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(0.97%)
5 Years	(1.53%)
10 Years	2.59%
Inception Date of Share Class	Dec. 31, 2001
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Omega Growth Fund) | Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.18%
5 Years	2.46%
10 Years	2.74%
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Omega Growth Fund) | Administrator Class
Average Annual Return:
1 Year	(5.46%)
5 Years	5.45%
10 Years	4.52%
Inception Date of Share Class	Jan. 13, 1997
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Omega Growth Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	(5.46%)
5 Years	5.43%
10 Years	4.51%
Inception Date of Share Class	Jan. 13, 1997
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Omega Growth Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(3.55%)
5 Years	4.70%
10 Years	3.94%
Inception Date of Share Class	Jan. 13, 1997
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.64%
5 Years	2.50%
10 Years	2.60%
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Administrator Class
Average Annual Return:
1 Year	2.87%
5 Years	5.45%
10 Years	4.29%
Inception Date of Share Class	Jul. 16, 2010
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	2.48%
5 Years	5.29%
10 Years	4.20%
Inception Date of Share Class	Jul. 16, 2010
(WFA Large Cap Stock Funds - Administrator) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.42%
5 Years	4.69%
10 Years	3.73%
Inception Date of Share Class	Jul. 16, 2010
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Capital Growth Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.64%
5 Years	2.50%
10 Years	2.60%
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Capital Growth Fund) | Institutional Class
Average Annual Return:
1 Year	(5.23%)
5 Years	(0.43%)
10 Years	3.25%
Inception Date of Share Class	Apr. 08, 2005
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Capital Growth Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	(5.23%)
5 Years	(0.84%)
10 Years	2.87%
Inception Date of Share Class	Apr. 08, 2005
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Capital Growth Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(3.40%)
5 Years	(0.49%)
10 Years	2.66%
Inception Date of Share Class	Apr. 08, 2005
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | Institutional Class
Average Annual Return:
1 Year	4.12%
5 Years	(0.12%)
10 Years	3.62%
Inception Date of Share Class	Jul. 30, 2010
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	3.21%
5 Years	(0.91%)
10 Years	3.06%
Inception Date of Share Class	Jul. 30, 2010
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	3.87%
5 Years	(0.14%)
10 Years	3.09%
Inception Date of Share Class	Jul. 30, 2010
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Endeavor Select Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.64%
5 Years	2.50%
10 Years	2.60%
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Endeavor Select Fund) | Institutional Class
Average Annual Return:
1 Year	(4.72%)
5 Years	(0.39%)
10 Years	3.31%
Inception Date of Share Class	Apr. 08, 2005
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Endeavor Select Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	(4.72%)
5 Years	(0.55%)
10 Years	3.07%
Inception Date of Share Class	Apr. 08, 2005
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Endeavor Select Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(3.07%)
5 Years	(0.36%)
10 Years	2.83%
Inception Date of Share Class	Apr. 08, 2005
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Growth Fund) | Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.18%
5 Years	2.46%
10 Years	2.74%
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Growth Fund) | Institutional Class
Average Annual Return:
1 Year	8.44%
5 Years	9.39%
10 Years	7.59%
Inception Date of Share Class	Feb. 24, 2000
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Growth Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	8.24%
5 Years	9.35%
10 Years	7.57%
Inception Date of Share Class	Feb. 24, 2000
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Growth Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	5.76%
5 Years	8.18%
10 Years	6.72%
Inception Date of Share Class	Feb. 24, 2000
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Intrinsic Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.39%
5 Years	(2.64%)
Since Inception	(0.33%)	[1]
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Intrinsic Value Fund) | Institutional Class
Average Annual Return:
1 Year	(1.63%)
5 Years	1.26%
Since Inception	3.07%	[1]
Inception Date of Share Class	Aug. 01, 2006
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Intrinsic Value Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	(3.65%)
5 Years	0.52%
Since Inception	2.36%	[1]
Inception Date of Share Class	Aug. 01, 2006
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Intrinsic Value Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.63%
5 Years	0.97%
Since Inception	2.53%	[1]
Inception Date of Share Class	Aug. 01, 2006
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Large Cap Core Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.11%
5 Years
Since Inception	(1.23%)	[2]
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Large Cap Core Fund) | Institutional Class
Average Annual Return:
1 Year	0.39%
5 Years
Since Inception	(3.05%)	[2]
Inception Date of Share Class	Dec. 17, 2007
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Large Cap Core Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	0.20%
5 Years
Since Inception	(3.23%)	[2]
Inception Date of Share Class	Dec. 17, 2007
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Large Cap Core Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	0.48%
5 Years
Since Inception	(2.59%)	[2]
Inception Date of Share Class	Dec. 17, 2007
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Large Cap Growth Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.64%
5 Years	2.50%
10 Years	2.60%
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Large Cap Growth Fund) | Institutional Class
Average Annual Return:
1 Year	3.33%
5 Years	3.58%
10 Years	2.58%
Inception Date of Share Class	Jul. 30, 2010
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Large Cap Growth Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	3.33%
5 Years	3.58%
10 Years	2.58%
Inception Date of Share Class	Jul. 30, 2010
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Large Cap Growth Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.17%
5 Years	3.07%
10 Years	2.23%
Inception Date of Share Class	Jul. 30, 2010
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Large Company Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.39%
5 Years	(2.64%)
10 Years	3.89%
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Large Company Value Fund) | Institutional Class
Average Annual Return:
1 Year	(1.51%)
5 Years	(1.60%)
10 Years	3.23%
Inception Date of Share Class	Mar. 31, 2008
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Large Company Value Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	(1.68%)
5 Years	(2.40%)
10 Years	2.32%
Inception Date of Share Class	Mar. 31, 2008
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Large Company Value Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(0.77%)
5 Years	(1.42%)
10 Years	2.65%
Inception Date of Share Class	Mar. 31, 2008
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Omega Growth Fund) | Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.18%
5 Years	2.46%
10 Years	2.74%
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Omega Growth Fund) | Institutional Class
Average Annual Return:
1 Year	(5.19%)
5 Years	5.54%
10 Years	4.56%
Inception Date of Share Class	Jul. 30, 2010
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Omega Growth Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	(5.19%)
5 Years	5.51%
10 Years	4.55%
Inception Date of Share Class	Jul. 30, 2010
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Omega Growth Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(3.37%)
5 Years	4.77%
10 Years	3.98%
Inception Date of Share Class	Jul. 30, 2010
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.64%
5 Years	2.50%
10 Years	2.60%
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Institutional Class
Average Annual Return:
1 Year	2.98%
5 Years	5.65%
10 Years	4.49%
Inception Date of Share Class	Jun. 30, 1999
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	2.58%
5 Years	5.49%
10 Years	4.41%
Inception Date of Share Class	Jun. 30, 1999
(WFA Large Cap Stock Funds - Institutional) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.48%
5 Years	4.86%
10 Years	3.91%
Inception Date of Share Class	Jun. 30, 1999
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Capital Growth Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.64%
5 Years	2.50%
10 Years	2.60%
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Capital Growth Fund) | Investor Class
Average Annual Return:
1 Year	(5.78%)
5 Years	(1.02%)
10 Years	2.74%
Inception Date of Share Class	Nov. 03, 1997
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Capital Growth Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	(5.78%)
5 Years	(1.43%)
10 Years	2.35%
Inception Date of Share Class	Nov. 03, 1997
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Capital Growth Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(3.76%)
5 Years	(0.99%)
10 Years	2.21%
Inception Date of Share Class	Nov. 03, 1997
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Growth Fund) | Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.18%
5 Years	2.46%
10 Years	2.74%
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Growth Fund) | Investor Class
Average Annual Return:
1 Year	7.88%
5 Years	8.75%
10 Years	6.93%
Inception Date of Share Class	Dec. 31, 1993
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Growth Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	7.67%
5 Years	8.71%
10 Years	6.91%
Inception Date of Share Class	Dec. 31, 1993
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Growth Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	5.42%
5 Years	7.61%
10 Years	6.12%
Inception Date of Share Class	Dec. 31, 1993
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Large Cap Core Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.11%
5 Years
Since Inception	(1.23%)	[2]
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Large Cap Core Fund) | Investor Class
Average Annual Return:
1 Year	(0.12%)
5 Years
Since Inception	(3.59%)	[2]
Inception Date of Share Class	Jul. 16, 2010
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Large Cap Core Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	(0.21%)
5 Years
Since Inception	(3.74%)	[2]
Inception Date of Share Class	Jul. 16, 2010
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Large Cap Core Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	0.03%
5 Years
Since Inception	(3.04%)	[2]
Inception Date of Share Class	Jul. 16, 2010
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Large Cap Growth Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.64%
5 Years	2.50%
10 Years	2.60%
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Large Cap Growth Fund) | Investor Class
Average Annual Return:
1 Year	2.90%
5 Years	3.45%
10 Years	2.52%
Inception Date of Share Class	Dec. 30, 1981
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Large Cap Growth Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	2.90%
5 Years	3.45%
10 Years	2.52%
Inception Date of Share Class	Dec. 30, 1981
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Large Cap Growth Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.88%
5 Years	2.96%
10 Years	2.17%
Inception Date of Share Class	Dec. 30, 1981
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Large Company Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.39%
5 Years	(2.64%)
10 Years	3.89%
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Large Company Value Fund) | Investor Class
Average Annual Return:
1 Year	(2.16%)
5 Years	(2.14%)
10 Years	2.74%
Inception Date of Share Class	Jul. 01, 1993
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Large Company Value Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	(2.24%)
5 Years	(2.84%)
10 Years	1.98%
Inception Date of Share Class	Jul. 01, 1993
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Large Company Value Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(1.30%)
5 Years	(1.86%)
10 Years	2.29%
Inception Date of Share Class	Jul. 01, 1993
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.64%
5 Years	2.50%
10 Years	2.60%
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Investor Class
Average Annual Return:
1 Year	2.55%
5 Years	5.27%
10 Years	4.12%
Inception Date of Share Class	Jul. 16, 2010
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	2.15%
5 Years	5.14%
10 Years	4.06%
Inception Date of Share Class	Jul. 16, 2010
(WFA Large Cap Stock Funds - Investor) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.21%
5 Years	4.53%
10 Years	3.59%
Inception Date of Share Class	Jul. 16, 2010
(WFA Large Cap Stock Funds – Class R) | (Wells Fargo Advantage Large Cap Growth Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.64%
5 Years	2.50%
10 Years	2.60%
(WFA Large Cap Stock Funds – Class R) | (Wells Fargo Advantage Large Cap Growth Fund) | Class R
Average Annual Return:
1 Year	2.90%
5 Years	3.45%
10 Years	2.52%
Inception Date of Share Class	Jun. 15, 2012
(WFA Large Cap Stock Funds – Class R) | (Wells Fargo Advantage Omega Growth Fund) | Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.18%
5 Years	2.46%
10 Years	2.74%
(WFA Large Cap Stock Funds – Class R) | (Wells Fargo Advantage Omega Growth Fund) | Class R
Average Annual Return:
1 Year	(5.90%)
5 Years	4.92%
10 Years	4.01%
Inception Date of Share Class	Oct. 10, 2003
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Capital Growth Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.64%
5 Years	2.50%
10 Years	2.60%
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Capital Growth Fund) | Class A
Average Annual Return:
1 Year	(11.15%)
5 Years	(2.10%)
10 Years	2.18%
Inception Date of Share Class	Jul. 31, 2007
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Capital Growth Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(11.15%)
5 Years	(2.50%)
10 Years	1.79%
Inception Date of Share Class	Jul. 31, 2007
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Capital Growth Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(7.25%)
5 Years	(1.89%)
10 Years	1.72%
Inception Date of Share Class	Jul. 31, 2007
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Capital Growth Fund) | Class C
Average Annual Return:
1 Year	(7.42%)
5 Years	(1.63%)
10 Years	2.13%
Inception Date of Share Class	Jul. 31, 2007
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | Class A
Average Annual Return:
1 Year	(2.34%)
5 Years	(1.61%)
10 Years	2.71%
Inception Date of Share Class	Feb. 28, 1990
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(3.12%)
5 Years	(2.35%)
10 Years	2.20%
Inception Date of Share Class	Feb. 28, 1990
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(0.50%)
5 Years	(1.40%)
10 Years	2.30%
Inception Date of Share Class	Feb. 28, 1990
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Disciplined U.S. Core Fund) | Class C
Average Annual Return:
1 Year	1.94%
5 Years	(1.16%)
10 Years	2.57%
Inception Date of Share Class	Jun. 30, 1999
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Endeavor Select Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.64%
5 Years	2.50%
10 Years	2.60%
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Endeavor Select Fund) | Class A
Average Annual Return:
1 Year	(10.46%)
5 Years	(2.00%)
10 Years	2.39%
Inception Date of Share Class	Dec. 29, 2000
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Endeavor Select Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(10.46%)
5 Years	(2.15%)
10 Years	2.16%
Inception Date of Share Class	Dec. 29, 2000
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Endeavor Select Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(6.80%)
5 Years	(1.72%)
10 Years	2.03%
Inception Date of Share Class	Dec. 29, 2000
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Endeavor Select Fund) | Class B
Average Annual Return:
1 Year	(10.80%)
5 Years	(2.03%)
10 Years	2.44%
Inception Date of Share Class	Dec. 29, 2000
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Endeavor Select Fund) | Class C
Average Annual Return:
1 Year	(6.80%)
5 Years	(1.58%)
10 Years	2.22%
Inception Date of Share Class	Dec. 29, 2000
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Growth Fund) | Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.18%
5 Years	2.46%
10 Years	2.74%
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Growth Fund) | Class A
Average Annual Return:
1 Year	1.75%
5 Years	7.59%
10 Years	6.38%
Inception Date of Share Class	Feb. 24, 2000
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Growth Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	1.55%
5 Years	7.55%
10 Years	6.36%
Inception Date of Share Class	Feb. 24, 2000
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Growth Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.42%
5 Years	6.58%
10 Years	5.62%
Inception Date of Share Class	Feb. 24, 2000
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Growth Fund) | Class C
Average Annual Return:
1 Year	6.19%
5 Years	8.07%
10 Years	6.21%
Inception Date of Share Class	Dec. 26, 2002
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Intrinsic Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.39%
5 Years	(2.64%)
Since Inception	(0.33%)	[1]
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Intrinsic Value Fund) | Class A
Average Annual Return:
1 Year	(7.56%)
5 Years	(0.19%)
Since Inception	1.68%	[1]
Inception Date of Share Class	Aug. 01, 2006
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Intrinsic Value Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(9.40%)
5 Years	(0.88%)
Since Inception	1.02%	[1]
Inception Date of Share Class	Aug. 01, 2006
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Intrinsic Value Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(2.47%)
5 Years	(0.25%)
Since Inception	1.34%	[1]
Inception Date of Share Class	Aug. 01, 2006
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Intrinsic Value Fund) | Class B
Average Annual Return:
1 Year	(6.95%)
5 Years	(0.12%)
Since Inception	1.89%	[1]
Inception Date of Share Class	Aug. 01, 2006
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Intrinsic Value Fund) | Class C
Average Annual Return:
1 Year	(3.63%)
5 Years	0.25%
Since Inception	2.06%	[1]
Inception Date of Share Class	Aug. 01, 2006
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Large Cap Core Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.11%
5 Years
Since Inception	(1.23%)	[2]
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Large Cap Core Fund) | Class A
Average Annual Return:
1 Year	(5.85%)
5 Years
Since Inception	(4.79%)	[2]
Inception Date of Share Class	Dec. 17, 2007
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Large Cap Core Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(5.94%)
5 Years
Since Inception	(4.92%)	[2]
Inception Date of Share Class	Dec. 17, 2007
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Large Cap Core Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(3.69%)
5 Years
Since Inception	(4.04%)	[2]
Inception Date of Share Class	Dec. 17, 2007
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Large Cap Core Fund) | Class C
Average Annual Return:
1 Year	(1.83%)
5 Years
Since Inception	(4.07%)	[2]
Inception Date of Share Class	Dec. 17, 2007
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Large Cap Growth Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.64%
5 Years	2.50%
10 Years	2.60%
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Large Cap Growth Fund) | Class A
Average Annual Return:
1 Year	(2.99%)
5 Years	2.25%
10 Years	1.92%
Inception Date of Share Class	Jul. 30, 2010
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Large Cap Growth Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(2.99%)
5 Years	2.25%
10 Years	1.92%
Inception Date of Share Class	Jul. 30, 2010
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Large Cap Growth Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(1.94%)
5 Years	1.92%
10 Years	1.65%
Inception Date of Share Class	Jul. 30, 2010
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Large Cap Growth Fund) | Class C
Average Annual Return:
1 Year	1.19%
5 Years	2.75%
10 Years	1.82%
Inception Date of Share Class	Jul. 30, 2010
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Large Company Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.39%
5 Years	(2.64%)
10 Years	3.89%
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Large Company Value Fund) | Class A
Average Annual Return:
1 Year	(7.60%)
5 Years	(3.22%)
10 Years	2.17%
Inception Date of Share Class	Mar. 31, 2008
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Large Company Value Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(7.69%)
5 Years	(3.94%)
10 Years	1.40%
Inception Date of Share Class	Mar. 31, 2008
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Large Company Value Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(4.82%)
5 Years	(2.77%)
10 Years	1.78%
Inception Date of Share Class	Mar. 31, 2008
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Large Company Value Fund) | Class C
Average Annual Return:
1 Year	(3.74%)
5 Years	(2.76%)
10 Years	2.10%
Inception Date of Share Class	Mar. 31, 2008
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Omega Growth Fund) | Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.18%
5 Years	2.46%
10 Years	2.74%
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Omega Growth Fund) | Class A
Average Annual Return:
1 Year	(11.09%)
5 Years	3.95%
10 Years	3.63%
Inception Date of Share Class	Apr. 29, 1968
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Omega Growth Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(11.09%)
5 Years	3.93%
10 Years	3.62%
Inception Date of Share Class	Apr. 29, 1968
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Omega Growth Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(7.21%)
5 Years	3.39%
10 Years	3.15%
Inception Date of Share Class	Apr. 29, 1968
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Omega Growth Fund) | Class B
Average Annual Return:
1 Year	(11.05%)
5 Years	4.06%
10 Years	3.72%
Inception Date of Share Class	Aug. 02, 1993
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Omega Growth Fund) | Class C
Average Annual Return:
1 Year	(7.38%)
5 Years	4.40%
10 Years	3.48%
Inception Date of Share Class	Aug. 02, 1993
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.64%
5 Years	2.50%
10 Years	2.60%
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Class A
Average Annual Return:
1 Year	(3.21%)
5 Years	4.12%
10 Years	3.59%
Inception Date of Share Class	Jan. 20, 1998
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(3.58%)
5 Years	4.00%
10 Years	3.52%
Inception Date of Share Class	Jan. 20, 1998
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(1.57%)
5 Years	3.54%
10 Years	3.11%
Inception Date of Share Class	Jan. 20, 1998
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Class B
Average Annual Return:
1 Year	(2.99%)
5 Years	4.23%
10 Years	3.67%
Inception Date of Share Class	Sep. 11, 1935
(WFA Large Cap Stock Funds – Retail) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Class C
Average Annual Return:
1 Year	0.85%
5 Years	4.54%
10 Years	3.43%
Inception Date of Share Class	Jan. 22, 1998
(WFA Large Cap Stock Funds - Class R6) | (Wells Fargo Advantage Capital Growth Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.64%
5 Years	2.50%
10 Years	2.60%
(WFA Large Cap Stock Funds - Class R6) | (Wells Fargo Advantage Capital Growth Fund) | Class R6
Average Annual Return:
1 Year	(5.23%)
5 Years	(0.43%)
10 Years	3.25%
Inception Date of Share Class	Nov. 30, 2012
(WFA Large Cap Stock Funds - Class R6) | (Wells Fargo Advantage Intrinsic Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.39%
5 Years	(2.64%)
Since Inception	(0.33%)	[1]
(WFA Large Cap Stock Funds - Class R6) | (Wells Fargo Advantage Intrinsic Value Fund) | Class R6
Average Annual Return:
1 Year	(1.63%)
5 Years	1.26%
Since Inception	3.07%	[1]
Inception Date of Share Class	Nov. 30, 2012
(WFA Large Cap Stock Funds - Class R6) | (Wells Fargo Advantage Large Cap Growth Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.64%
5 Years	2.50%
10 Years	2.60%
(WFA Large Cap Stock Funds - Class R6) | (Wells Fargo Advantage Large Cap Growth Fund) | Class R6
Average Annual Return:
1 Year	3.33%
5 Years	3.58%
10 Years	2.58%
Inception Date of Share Class	Nov. 30, 2012
(WFA Large Cap Stock Funds - Class R6) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.64%
5 Years	2.50%
10 Years	2.60%
(WFA Large Cap Stock Funds - Class R6) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Class R6
Average Annual Return:
1 Year	2.98%
5 Years	5.65%
10 Years	4.49%
Inception Date of Share Class	Nov. 30, 2012
(Large Cap Stock Funds - Class R4) | (Wells Fargo Advantage Capital Growth Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.64%
5 Years	2.50%
10 Years	2.60%
(Large Cap Stock Funds - Class R4) | (Wells Fargo Advantage Capital Growth Fund) | Class R4
Average Annual Return:
1 Year	(5.23%)
5 Years	(0.43%)
10 Years	3.25%
Inception Date of Share Class	Nov. 30, 2012
(Large Cap Stock Funds - Class R4) | (Wells Fargo Advantage Intrinsic Value Fund) | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	0.39%
5 Years	(2.64%)
Since Inception	(0.33%)	[1]
(Large Cap Stock Funds - Class R4) | (Wells Fargo Advantage Intrinsic Value Fund) | Class R4
Average Annual Return:
1 Year	(1.63%)
5 Years	1.26%
Since Inception	3.07%	[1]
Inception Date of Share Class	Nov. 30, 2012
(Large Cap Stock Funds - Class R4) | (Wells Fargo Advantage Large Cap Growth Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.64%
5 Years	2.50%
10 Years	2.60%
(Large Cap Stock Funds - Class R4) | (Wells Fargo Advantage Large Cap Growth Fund) | Class R4
Average Annual Return:
1 Year	3.33%
5 Years	3.58%
10 Years	2.58%
Inception Date of Share Class	Nov. 30, 2012
(Large Cap Stock Funds - Class R4) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.64%
5 Years	2.50%
10 Years	2.60%
(Large Cap Stock Funds - Class R4) | (Wells Fargo Advantage Premier Large Company Growth Fund) | Class R4
Average Annual Return:
1 Year	2.98%
5 Years	5.65%
10 Years	4.49%
Inception Date of Share Class	Nov. 30, 2012

[1]	Performance Since 8/1/2006
[2]	Performance Since 12/17/2007